Group structure (Tables)	12 Months Ended
Jun. 30, 2023
Group structure [Abstract]
Controlled entities
8.1	Controlled entities

			2023	2022	2021
Controlled entities of ioneer Ltd	Note	Country of incorporation	ownership interest	ownership interest	ownership interest
Ioneer USA Corporation		USA	100	100	100
Ioneer Minerals Corporation		USA	100	100	100
Ioneer Holdings USA Inc.		USA	100	100	100
Ioneer Holdings Nevada Inc.		USA	100	100	100
Gerlach Gold LLC		USA	100	100	100
Paradigm AZ LLC		USA	100	100	100
Ioneer Rhyolite Ridge Holdings LLC		USA	100	100	-
Ioneer Rhyolite Ridge Midco LLC		USA	100	100	-
Ioneer Rhyolite Ridge LLC		USA	100	100	-
Ioneer SLP LLC		USA	100	100	-
ioneer Canada ULC		Canada	100	100	-